Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2012 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets	2,481	3,109	16,591
Deferred tax asset	22	3,063	891
Capital assets	310	497	2,036
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred income tax liability	(3,677)	(6,121)	(8,147)
Other long term liabilities		(4,506)	(448)
Net tangible (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
	54,142	20,410	48,742
GeoMicro, Inc. [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		364
GeoMicro, Inc. [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		1,746
GeoMicro, Inc. [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired		90
GeoMicro, Inc. [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		51
GeoMicro, Inc. [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		2,674
Net working capital adjustments		(4)
		2,670
Allocated to:
Current assets		194
Deferred tax asset		715
Capital assets		29
Current liabilities		(672)
Deferred revenue		(559)
Deferred income tax liability		(987)
Net tangible (liabilities) assumed		(1,280)
Goodwill		1,699
		2,670
InterCommIT BV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		2,367
InterCommIT BV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		7,806
InterCommIT BV [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired		193
InterCommIT BV [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		273
InterCommIT BV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		13,605
Net working capital adjustments		(38)
		13,567
Allocated to:
Current assets		1,309
Deferred tax asset		4
Capital assets		87
Current liabilities		(510)
Deferred revenue		(410)
Deferred income tax liability		(2,693)
Other long term liabilities		(229)
Net tangible (liabilities) assumed		(2,442)
Goodwill		5,370
		13,567
Telargo Inc [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		427
Telargo Inc [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		5,749
Telargo Inc [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		5,002
Net working capital adjustments		(829)
		4,173
Allocated to:
Current assets		1,606
Deferred tax asset		2,344
Capital assets		381
Current liabilities		(3,045)
Deferred revenue		(893)
Deferred income tax liability		(2,441)
Other long term liabilities		(4,277)
Net tangible (liabilities) assumed		(6,325)
Goodwill		4,322
		4,173
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239	283	477
Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		$ 324	$ 931